Income Taxes - Additional Information (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Taxes And Tax Related [Line Items]
Valuation allowance	$ 566,427,000	$ 467,705,000
Federal
Income Taxes And Tax Related [Line Items]
Research and development credits	$ 41,000	$ 41,000